Volkswagen Auto Lease Trust 2010-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 04-28-2012	PAGE 1

A. DATES

		Begin	End	# days
1	Determination Date		5/17/2012

2	Payment Date		5/21/2012

3	Collection Period	4/1/2012	4/28/2012	28

4	Monthly Interest Period- Actual	4/20/2012	5/20/2012	31

5	Monthly Interest- Scheduled			30

B. SUMMARY
		Initial Balance	Beginning Balance	Principal Payment 1st Priority	Regular	Ending Balance	Note Factor
6	Class A-1 Notes	210,000,000.00	—	—	—	—	—
7	Class A-2 Notes	344,000,000.00	—	—	—	—	—
8	Class A-3 Notes	347,000,000.00	340,487,750.56	—	43,966,113.70	296,521,636.86	0.8545292
9	Class A-4 Notes	99,000,000.00	99,000,000.00	—	—	99,000,000.00	1.0000000

10	Equals: Total Securities	$1,000,000,000.00	$439,487,750.56	$—	$43,966,113.70	$395,521,636.86

11	Overcollateralization	190,480,502.64	214,286,490.48			214,286,490.48

12	Total Securitization Value	$1,190,480,502.64	$653,774,241.04			$609,808,127.34

13	NPV Lease Payments Receivable	535,197,375.56	159,517,706.71			145,097,296.97
14	NPV Base Residual	655,283,127.08	494,256,534.33			464,710,830.37

		Coupon Rate	Interest Pmt Due	Per $1000 Face Amount	Principal& Interest Payment Due	Per $1000 Face Amount
15	Class A-1 Notes	0.2991%	—	—	—	—
16	Class A-2 Notes	0.7700%	—	—	—	—
17	Class A-3 Notes	0.9900%	280,902.39	0.8095170	44,247,016.09	127.5130147
18	Class A-4 Notes	1.1800%	97,350.00	0.9833333	97,350.00	0.9833333

	Equals: Total Securities		378,252.39		44,344,366.09

C. COLLECTIONS AND AVAILABLE FUNDS

19	Lease Payments Received					12,049,840.47
20	Pull Ahead Waived Payments					1,043.85
21	Sales Proceeds — Early Terminations					19,499,998.56
22	Sales Proceeds — Scheduled Terminations					17,784,606.28
23	Security Deposits for Terminated Accounts					36,647.00
24	Excess Wear and Tear Received					84,430.80
25	Excess Mileage Charges Received					111,806.63
26	Other Recoveries Received					77,647.86

27	Subtotal: Total Collections					49,646,021.45

28	Repurchase Payments					—
29	Postmaturity Term Extension					—
30	Investment Earnings on Collection Account					8,242.41

31	Total Available Funds, prior to Servicer Advances					49,654,263.86

32	Servicer Advance					—

33	Total Available Funds					49,654,263.86

34	Reserve Account Draw					—

35	Available for Distribution					49,654,263.86

D. DISTRIBUTIONS

36	Payment Date Advance Reimbursement (Item 80)					—
37	Servicing Fee (Servicing and Administrative Fees paid pro rata):
38	Servicing Fee Shortfall from Prior Periods					—
39	Servicing Fee Due in Current Period					544,811.87
40	Servicing Fee Shortfall					—
41	Administration Fee (Servicing and Administrative Fees paid pro rata):
42	Administration Fee Shortfall from Prior Periods					—
43	Administration Fee Due in Current Period					5,000.00
44	Administration Fee Shortfall					—
45	Interest Paid to Noteholders					378,252.39
46	First Priority Principal Distribution Amount					—
47	Amount Paid to Reserve Account to Reach Specified Balance					—
48	Subtotal: Remaining Available Funds				48,726,199.60
49	Regular Principal Distribution Amount				43,966,113.70
50	Regular Principal Paid to Noteholders (lesser of Item 48 and Item 49)					43,966,113.70
51	Other Amounts paid to Trustees					—

52	Remaining Available Funds					4,760,085.90

Volkswagen Auto Lease Trust 2010-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 04-28-2012	PAGE 2

E. CALCULATIONS

53	Calculation of First Priority Principal Distribution Amount:
54	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)	439,487,750.56
55	Less: Aggregate Securitization Value (End of Collection Period)	(609,808,127.34)

56	First Priority Principal Distribution Amount (not less than zero)	—

57	Calculation of Regular Principal Distribution Amount:
58	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)	439,487,750.56
59	Less: First Priority Principal Distribution Amount	—
60	Less: Targeted Note Balance	(395,521,636.86)

61	Regular Principal Distribution Amount	43,966,113.70

62	Calculation of Targeted Note Balance:
63	Aggregate Securitization Value (End of Collection Period)	609,808,127.34
64	Less: Targeted Overcollateralization Amount (18% of Initial Securitization Value)	(214,286,490.48)

65	Targeted Note Balance	395,521,636.86

66	Calculation of Servicer Advance:
67	Available Funds, prior to Servicer Advances (Item 31)	49,654,263.86
68	Less: Payment Date Advance Reimbursement (Item 80)	—
69	Less: Servicing Fees Paid (Items 38, 39 and 40)	544,811.87
70	Less: Administration Fees Paid (Items 42, 43 and 44)	5,000.00
71	Less: Interest Paid to Noteholders (Item 45)	378,252.39
72	Less: 1st Priority Principal Distribution (Item 56)	—

73	Equals: Remaining Available Funds before Servicer Advance (If < 0, Available Funds Shortfall)	48,726,199.60
74	Monthly Lease Payments Due on Included Units but not received (N/A if Item 73 > 0)	N/A

75	Servicer Advance (If Item 73 < 0, lesser of Item 74 and absolute value of Item 73, else 0)	—

76	Total Available Funds after Servicer Advance (Item 73 plus Item 74)	48,726,199.60

77	Reserve Account Draw Amount (If Item 76 is < 0, Lesser of the Reserve Account Balance and Item 76)	—

78	Reconciliation of Servicer Advance:
79	Beginning Balance of Servicer Advance	—
80	Payment Date Advance Reimbursement	—
81	Additional Payment Advances for current period	—

82	Ending Balance of Payment Advance	—

F. RESERVE ACCOUNT

83	Reserve Account Balances:
84	Targeted Reserve Account Balance	5,952,402.51
85	Initial Reserve Account Balance	5,952,402.51

86	Beginning Reserve Account Balance	5,952,402.51
87	Plus: Net Investment Income for the Collection Period	644.45

88	Subtotal: Reserve Fund Available for Distribution	5,953,046.96
89	Plus: Deposit of Excess Available Funds to reach Specified Balance (Item 47)	—
90	Less: Reserve Account Draw Amount (Item 77)	—

91	Subtotal Reserve Account Balance	5,953,046.96
92	Less: Excess Reserve Account Funds to Transferor (If Item 91 > Item 84)	644.45

93	Equals: Ending Reserve Account Balance	5,952,402.51

94	Change in Reserve Account Balance from Immediately Preceding Payment Date	—

		Units	Amounts
95	Current Period Net Residual Losses:
96	Aggregate Securitization Value for Scheduled Terminated Units	1,027	17,075,871.53
97	Less: Aggregate Sales Proceeds for Current Month Scheduled Terminated Units		(17,811,329.28)
98	Less: Aggregate Sales Proceeds & Recoveries for Prior Month Scheduled Terminated Units		(29,911.92)
99	Less: Excess Wear and Tear Received		(84,430.80)
100	Less: Excess Mileage Received		(111,806.63)

101	Current Period Net Residual Losses/(Gains)	1,027	(961,607.10)

102	Cumulative Net Residual Losses:
103	Beginning Cumulative Net Residual Losses	4,505	(8,545,614.02)
104	Current Period Net Residual Losses (Item 101)	1,027	(961,607.10)

105	Ending Cumulative Net Residual Losses	5,532	(9,507,221.12)

106	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		-0.80%

Volkswagen Auto Lease Trust 2010-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 04-28-2012	PAGE 3

G. POOL STATISTICS

				Initial	Current

107	Collateral Pool Balance Data
108	Aggregate Securitization Value			1,190,480,503	609,808,127
109	Aggregate Base Residual Value			769,817,973	496,892,432
110	Number of Current Contracts			48,182	31,627
111	Weighted Average Lease Rate			2.69%	2.63%
112	Average Remaining Term			27.4	10.7
113	Average Original Term			38.2	38.8
114	Proportion of Base Prepayment Assumption Realized				126.32%
115	Actual Monthly Prepayment Speed				1.54%
116	Turn-in Ratio on Scheduled Terminations				84.13%

		Sales Proceeds	Units	Book Amount	Securitization Value

117	Pool Balance — Beginning of Period		33,663	694,382,123	653,774,241
118	Depreciation/Payments			(11,953,045)	(8,590,822)
119	Gross Credit Losses		(15)	(262,781)	(277,020)
120	Early Terminations — Regular		(950)	(18,673,437)	(17,972,883)
121	Early Terminations — Lease Pull Aheads		(44)	(528,786)	(49,517)
122	Scheduled Terminations — Returned to VCI	15,177,437	(864)	(14,705,076)	(14,488,557)
123	Scheduled Terminations — Purchased	2,633,892	(163)	(2,648,856)	(2,587,315)

124	Pool Balance — End of Period		31,627	645,610,141	609,808,127

			Units	Securitization Value	Percentage

125	Delinquencies Aging Profile — End of Period
126	Current		31,424	605,859,807	99.35%
127	31 — 90 Days Delinquent		176	3,426,470	0.56%
128	91+ Days Delinquent		27	521,850	0.09%

129	Total		31,627	609,808,127	100.00%

				Units	Amounts

130	Credit Losses:
131	Aggregate Securitization Value on charged-off units			15	277,020
132	Aggregate Liquidation Proceeds on charged-off units				(161,976)
133	Aggregate Securitization Value on charged-off units previously categorized as Early Terminations			—	—
134	Aggregate Liquidation Proceeds on charged-off units previously categorized as Early Terminations				—
135	Recoveries on charged-off units				(31,648)

136	Current Period Aggregate Net Credit Losses/(Gains)			15	83,395

137	Cumulative Net Credit Losses:
138	Beginning Cumulative Net Credit Losses			247	1,365,496
139	Current Period Net Credit Losses (Item 136)			15	83,395

140	Ending Cumulative Net Credit Losses			262	1,448,891

141	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value				0.12%

142	Aging of Scheduled Maturies Not Sold				Units
143	0 — 60 Days since Contract Maturity				334
144	61 — 120 Days since Contract Maturity				7
145	121+ Days since Contract Maturity				2

VW CREDIT, INC., as Servicer

By:
Title:	Team Leader—Structured Finance
Date:	May 17, 2012

Volkswagen Auto Lease Trust 2010-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 04-28-2012	PAGE 4

SCHEDULED REDUCTION IN AGGREGATE SECURITIZATION VALUE

	Scheduled
Payment Date	Reduction	(1)
6/20/2012	17,105,566
7/20/2012	29,162,878
8/20/2012	34,662,087
9/20/2012	31,526,796
10/20/2012	28,261,678
11/20/2012	17,959,589
12/20/2012	13,591,143
1/20/2013	23,098,999
2/20/2013	24,140,911
3/20/2013	30,543,853
4/20/2013	36,574,932
5/20/2013	38,154,341
6/20/2013	34,319,706
7/20/2013	37,079,142
8/20/2013	33,705,223
9/20/2013	35,406,602
10/20/2013	29,442,135
11/20/2013	22,575,616
12/20/2013	21,573,654
1/20/2014	19,462,701
2/20/2014	16,471,007
3/20/2014	10,366,576
4/20/2014	4,244,167
5/20/2014	3,582,316
6/20/2014	3,531,773
7/20/2014	3,112,729
8/20/2014	2,960,838
9/20/2014	3,420,367
10/20/2014	3,546,418
11/20/2014	208,506
12/20/2014	15,475
1/20/2015	402
2/20/2015	—
3/20/2015	—
4/20/2015	—
5/20/2015	—
6/20/2015	—
7/20/2015	—
8/20/2015	—
9/20/2015	—
10/20/2015	—
11/20/2015	—
12/20/2015	—
1/20/2016	—
2/20/2016	—
3/20/2016	—
4/20/2016	—
5/20/2016	—
6/20/2016	—
7/20/2016	—
8/20/2016	—
9/20/2016	—
10/20/2016	—
11/20/2016	—
12/20/2016	—
1/20/2017	—
2/20/2017	—
3/20/2017	—
4/20/2017	—
5/20/2017	—

Total:	609,808,127

(1)	This column represents the monthly reduction in the Aggregate Securitization Value, assuming

(a)	each collection period is a calendar month rather than a fiscal month,

(b)	timely receipt of all monthly rental payments and sales proceeds,

(c)	no credit or residual losses and

(d)	no prepayments (including defaults, purchase option excercises or other early lease terminations).

Actual cash flows are likely to vary from these amounts.

Summary of Material Modifications, Extensions or Waivers

None in the current month

Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria

None in the current month

Summary of Material Breaches by the Issuer of Transaction Covenants

None in the current month

Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience

None in the current month